Line of Credit	12 Months Ended
Mar. 31, 2012
Notes to Financial Statements
Line of Credit

9 – LINE OF CREDIT

During fiscal 2012, a working capital line of credit was available at approximately $55,045 (equivalent to $50,000 Canadian, the Company’s functional currency) from the Company’s major financial institution. This credit facility is secured by the Company’s assets. In addition, $500,450 (equivalent to $500,000 Canadian, the Company’s functional currency) was available from the Company’s CEO and principal shareholder as an unsecured revolving facility. Amounts drawn on either of these credit facilities bear interest at the prime rate, as published by the Royal Bank of Canada, plus 1.75%.

In order to maintain the working capital line of credit the Company must maintain a Tangible Net Worth of greater than $150,000 Canadian dollars (equivalent to $154,353 US dollars) and a ratio of current assets to current liabilities greater than 1.10:1. During fiscal years 2010, 2011 and 2012 the Company has not been in violation of these covenants.

As at March 31, 2010, March 31, 2011 and March 31, 2012 nothing was drawn down on these lines of credit. The lines of credit do not have defined expiration or renewal dates.